United
                    Municipal
                    Bond Fund,
                    Inc.

                    SEMIANNUAL
                    REPORT
                    ---------------------------------------
                    For the six months ended March 31, 1999

This report is submitted for the general information of the shareholders of United Municipal Bond Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Municipal Bond Fund, Inc. current prospectus.

PRESIDENT'S LETTER
MARCH 31, 1999



Dear Shareholder:

As president of your Fund, I would like to thank you for your continued confidence as an investor. From every area of Waddell & Reed, including your personal financial advisor, our goal has been to provide the best service possible to our shareholders.

While it is impossible to predict the future direction of the markets, there are some basic principles that we stand by that can help investors achieve their objectives:

 . Develop a financial plan that helps you pinpoint your financial objectives, and identify specific strategies for turning your dreams into reality. There is no better way to plan for your future.
 . Invest on a regular basis.  It can be one of the best ways to invest long term and provide a hedge against market volatility.
 . Adopt a long-term view to take advantage of compounding. The key to successful investing is time, not timing. The power of compounding is awesome and, on a long-term basis, can overwhelm any nuances of timing.
 . Review your financial plan regularly. Financial planning is an ongoing process that requires periodic review.

Waddell & Reed is positioned to assist you as you work toward your financial goals. We will continue to offer quality investment products and personal service to make the financial planning and investment process convenient and accessible to you. Our locally based financial advisors are ready to assist you with your total financial plan to help you plan for your retirement, to help you meet your education funding goals or to achieve other financial objectives.

We look forward to assisting you in the future. If you have any questions about your account, wish to review your financial plan or have other financial issues that are important to you, contact your financial advisor or your local Waddell & Reed office.

Respectfully,
Robert L. Hechler
President

SHAREHOLDER SUMMARY
--------------------------------------------------------------
United Municipal Bond Fund, Inc.

PORTFOLIO STRATEGY:
Minimum 80% investment     OBJECTIVE:   Income not subject to Federal
quality Municipal Bonds                 income taxation. (Income may be subject
                                        to state and local
                                        taxes and a portion may be
Maximum 10% Non-Municipal               subject to Federal taxes,
Bond Debt Securities                    including alternative
                                        minimum tax.)
May own 25% or more
Industrial Revenue Bonds    STRATEGY:   Invests in municipal bonds
                                        (debt securities the interest on which
                                        is generally exempt from Federal income
                                        tax).

                             FOUNDED:   1976

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY - Class A Shares

             PER SHARE DATA
For the Six Months Ended March 31, 1999
---------------------------------------
DIVIDENDS PAID                   $0.19
                                 =====

CAPITAL GAINS DISTRIBUTION       $0.11
                                 =====

NET ASSET VALUE ON
    3/31/99 $7.38 adjusted to:   $7.49(A)
    9/30/98                       7.63
                                 -----
CHANGE PER SHARE                $(0.14)
                                 =====

 (A) This number includes the capital gains distribution of $0.11 paid in December 1998 added to the actual net asset value on March 31, 1999.

Past performance is not necessarily indicative of future results.


                              TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
Period                                      Sales Load*    Sales Load**
------                                      -----------    -----------
 1-year period ended 3-31-99                     0.90%          5.38%
 5-year period ended 3-31-99                     6.83%          7.76%
10-year period ended 3-31-99                     8.05%          8.52%

 *Performance data quoted represents past performance and is based on deduction of 4.25% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1999, United Municipal Bond Fund, Inc. had net assets totaling $964,590,009 invested in a diversified portfolio.

As a shareholder of United Municipal Bond Fund, Inc., for every $100 you had invested on March 31, 1999, your Fund owned:

 $14.30  Derivative Bonds
  13.81  Industrial Revenue/Pollution Control Revenue Bonds
  12.47  Airport Revenue Bonds
  11.17  Housing Revenue Bonds
  10.84  Hospital Revenue Bonds
  10.73  Public Power Revenue Bonds
  10.13  Other Municipal Bonds
   4.68  Cash and Cash Equivalents
   4.16  Lease/Certificates of Participation Bonds
   4.13  Student Loan Bonds
   3.58  Resource Recovery Bonds




                    1999 TAX YEAR TAXABLE EQUIVALENT YIELDS*
---------------------------------------------------------------------------
If your Taxable Income is:
                                    Your         Equivalent
                                  Marginal    Tax Free Yields
   Joint               Single        Tax---------------------------
   return              Return    Bracket Is  5%    6%    7%    8%


$      0- 43,050  $      0- 25,750          15%  5.88  7.06  8.24  9.41

$ 43,051-104,050  $ 25,751- 62,450          28%  6.94  8.33  9.72 11.11

$104,051-158,550  $ 62,451-130,250          31%  7.25  8.70 10.14 11.59

$158,551-283,150  $130,251-283,150          36%  7.81  9.38 10.94 12.50

$283,151 and above$283,151 and above      39.6%  8.28  9.93 11.59 13.25


*Table is for illustration only and does not represent the actual performance of United Municipal Bond Fund, Inc.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1999
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS
ALABAMA - 0.20%
 BMC Special Care Facilities Financing
   Authority of the City of Montgomery,
   Revenue Bonds, Series 1998-B (Baptist
   Health),
   4.875%, 11-15-2018 ....................   $ 2,000   $  1,942,500

ALASKA _ 3.84%
 City of Valdez, Alaska, Marine
   Terminal Revenue Refunding Bonds
   (BP Pipelines (Alaska) Inc. Project),
   Series 1993A,
   5.85%, 8-1-2025 .......................    28,650     29,831,813
 State of Alaska, International Airports
   System Revenue Bonds, Series 1999A,
   5.0%, 10-1-2019 .......................     3,000      2,906,250
 Alaska Energy Authority, Power Revenue
   Refunding Bonds, Fifth Series (Bradley
   Lake Hydroelectric Project),
   5.0%, 7-1-2021 ........................     2,350      2,264,812
 Alaska Housing Finance Corporation,
   Housing Development Bonds, 1997
   Series B (AMT),
   5.8%, 12-1-2029 .......................     2,000      2,045,000
   Total .................................               37,047,875

ARKANSAS _ 0.32%
 Arkansas Development Finance Authority,
   Single Family Mortgage Revenue Bonds
   (Access Program), 1995 Series F (AMT),
   7.45%, 1-1-2027 .......................     1,690      1,869,562
 City of Gurdon, Arkansas, Pollution Control
   Revenue Refunding Bonds,
   1998 Series A (Non-AMT),
   5.375%, 3-1-2020 ......................     1,250      1,251,563
   Total .................................                3,121,125

CALIFORNIA _ 9.96%
 California Statewide Communities Development Authority:
   Special Facilities Lease Revenue Bonds,
   1997 Series A (United Air Lines, Inc. - San
   Francisco International Airport Projects),
   5.7%, 10-1-2033 .......................    20,900     21,396,375
   Hospital Revenue Certificates of Participation,
   Series 1992, Cedars-Sinai Medical Center,
   6.5%, 8-1-2012 ........................     5,200      5,954,000
   Hospital Refunding Revenue Certificates of
   Participation, Series 1993, Cedars-Sinai Medical
   Center, Inverse Floating Rate Securities (INFLOS),
   7.626%, 11-1-2015 (A) .................     3,300      3,361,875
                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CALIFORNIA (Continued)
 East Bay Municipal Utility District (Alameda
   and Contra Costa Counties, California),
   Wastewater System Subordinated Revenue
   Refunding Bonds, Series 1993B-2,
   Inverse Floating Securities:
   7.17%, 6-1-2013 (A) ...................   $ 8,450   $  9,474,563
   7.27%, 6-1-2020 (A) ...................     7,250      7,920,625
 Transmission Agency of Northern California,
   California-Oregon Transmission Project
   Revenue Bonds, 1990 Series A,
   7.0%, 5-1-2013 ........................    12,000     14,895,000
 County of San Bernardino, California,
   Certificates of Participation (1992 Justice
   Center/Airport Improvements Refunding
   Project), Inland Empire Public Facilities
   Corporation, Short/RITES Certificates,
   5.5%, 7-1-2016 (B) ....................     9,500      9,891,875
 Southern California Public Power Authority:
   Multiple Project Revenue Bonds, 1989 Series,
   6.75%, 7-1-2012 .......................     3,455      4,202,144
   Mead-Adelanto Project Revenue Bonds,
   1994 Series A, Linked Inverse Floating
   Rate Security,
   5.15%, 7-1-2015 .......................     2,800      2,894,500
   Mead-Phoenix Project Revenue Bonds,
   1994 Series A, Linked Inverse Floating
   Rate Security,
   5.15%, 7-1-2015 .......................     2,600      2,687,750
 California Rural Home Mortgage Finance
   Authority, Single Family Mortgage
   Revenue Bonds (Mortgage-Backed Securities
   Program):
   1998 Series A,
   5.75%, 12-1-2029 ......................     3,345      3,700,406
   1997 Series C,
   6.75%, 3-1-2029 .......................     2,050      2,288,312
   1998 Series B,
   5.75%, 12-1-2029 ......................     2,000      2,212,500
 Delta Counties Home Mortgage Finance Authority
   (California), Single Family Mortgage Revenue
   Bonds (Mortgage-Backed Securities Program),
   1998 Series A,
   5.2%, 12-1-2014 .......................     3,110      3,144,988

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1999
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
CALIFORNIA (Continued)
 Intermodal Container Transfer Facility,
   Joint Powers Authority, Intermodal
   Container Transfer Facility Refunding
   Revenue Bonds, 1989 Series A,
   7.7%, 11-1-2014 .......................   $ 2,000   $  2,040,880
   Total .................................               96,065,793

COLORADO _ 4.43%
 City and County of Denver, Colorado,
   Airport System Revenue Bonds:
   Series 1991D,
   7.75%, 11-15-2013 .....................    11,905     14,970,537
   Series 1992B,
   7.25%, 11-15-2023 .....................    11,990     13,114,063
   Series 1996D,
   5.5%, 11-15-2025 ......................     2,000      2,072,500
 Colorado Housing and Finance Authority,
   Single Family Program Senior and Subordinate
   Bonds:
   1996 Series B-1,
   7.65%, 11-1-2026 ......................     2,750      3,066,250
   1997 Series C-2,
   6.875%, 11-1-2028 .....................     2,500      2,765,625
   1999 Series A-2,
   6.45%, 4-1-2030 .......................     2,185      2,395,306
   1997 Series A-2,
   7.25%, 5-1-2027 .......................     2,000      2,255,000
   1998 Series A-3,
   6.5%, 5-1-2016 ........................     1,000      1,095,000
 Highlands Ranch Metropolitan District No. 3,
   Douglas County, Colorado,
   General Obligation Bonds, Series 1998A,
   5.125%, 12-1-2012 .....................     1,000      1,021,250
   Total .................................               42,755,531

CONNECTICUT _ 4.90%
 Connecticut Development Authority, Water
   Facilities Revenue Bonds (Bridgeport
   Hydraulic Company Project):
   1996 Series,
   6.0%, 9-1-2036 ........................    15,000     15,956,250
   1995 Series,
   6.15%, 4-1-2035 .......................     9,200      9,936,000
 Eastern Connecticut Resource Recovery
   Authority, Solid Waste Revenue Bonds
   (Wheelabrator Lisbon Project),
   Series 1993A,
   5.5%, 1-1-2014 ........................    13,700     13,751,375

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1999
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
CONNECTICUT (Continued)
 Bristol Resource Recovery Facility,
   Operating Committee, Solid Waste Revenue
   Refunding Bonds (Ogden Martin Systems of
   Bristol, Inc. Project--1995 Series),
   6.5%, 7-1-2014 ........................   $ 7,000   $  7,656,250
   Total .................................               47,299,875

FLORIDA _ 2.99%
 Escambia County, Florida, Pollution Control Revenue
   Bonds (Champion International Corporation Project):
   Series 1994,
   6.9%, 8-1-2022 ........................     8,855      9,696,225
   Series 1996,
   6.4%, 9-1-2030 ........................     6,200      6,626,250
 Pasco County, Florida, Solid Waste Disposal
   and Resource Recovery System, Revenue
   Bonds, Series 1998 (AMT),
   6.0%, 4-1-2011 ........................     4,930      5,509,275
 Housing Finance Authority of Lee County, Florida,
   Single Family Mortgage Revenue Bonds:
   Series 1998A, Subseries 6,
   6.45%, 3-1-2031 .......................     2,800      3,059,000
   Series 1999A, Subseries 2,
   5.0%, 9-1-2030 ........................     1,620      1,617,975
 City of Miami, Florida, Health Facilities
   Authority, Health Facilities Revenue Refunding
   Bonds (Mercy Hospital Project), Series 1994A,
   Inverse Floating Rate Security (INFLOS),
   6.97%, 8-15-2015 (A) ..................     2,200      2,293,500
   Total .................................               28,802,225

GEORGIA _ 3.08%
 Municipal Electric Authority of Georgia:
   Project One Special Obligation Bonds,
   Fifth Crossover Series,
   6.4%, 1-1-2013 ........................    15,500     18,096,250
   General Power Revenue Bonds,
   1992B Series,
   8.25%, 1-1-2011 .......................     8,700     11,592,750
   Total .................................               29,689,000

HAWAII _ 2.49%
 State of Hawaii, Airports System Revenue
   Bonds, Second Series of 1991,
   6.9%, 7-1-2012 ........................    20,195     24,032,050

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
IDAHO _ 0.74%
 Idaho Health Facilities Authority, Hospital
   Revenue Refunding Bonds, Series 1992
   (IHC Hospitals, Inc.),
   6.65%, 2-15-2021 ......................   $ 6,000   $  7,162,500

ILLINOIS _ 2.23%
 City of Chicago:
   Collateralized Single Family Mortgage Revenue Bonds:
   Series 1998C-1,
   6.3%, 9-1-2029 ........................     4,000      4,360,000
   Series 1998A-1,
   6.45%, 9-1-2029 .......................     2,500      2,756,250
   Series 1997-B,
   6.95%, 9-1-2028 .......................     1,890      2,104,987
   Chicago-O'Hare International Airport, General Airport
   Revenue Refunding Bonds, 1993 Series A,
   5.0%, 1-1-2012 ........................     3,000      3,037,500
 Illinois Health Facilities Authority,
   Revenue Bonds:
   Series 1999 (Alexian Brothers Health
   System):
   5.0%, 1-1-2025 ........................     5,000      4,818,750
   5.0%, 1-1-2019 ........................     1,500      1,464,375
   Series 1997A (Victory Health
   Services),
   5.375%, 8-15-2016 .....................     3,000      2,996,250
   Total .................................               21,538,112

INDIANA _ 5.17%
 Indiana State Office Building Commission,
   Capitol Complex Revenue Bonds:
   Series 1990B (State Office Building I Facility),
   7.4%, 7-1-2015 ........................     8,000     10,260,000
   Series 1990A (Senate Avenue Parking Facility),
   7.4%, 7-1-2015 ........................     4,775      6,123,937
 Indianapolis Airport Authority,
   Special Facility Revenue Bonds, Series 1995 A
   (United Air Lines, Inc., Indianapolis
   Maintenance Center Project),
   6.5%, 11-15-2031 ......................    10,850     11,677,313
 Indiana Transportation Finance Authority,
   Highway Revenue Bonds, Series 1990A,
   7.25%, 6-1-2015 .......................     9,000     11,160,000

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
INDIANA (Continued)
 East Chicago Elementary School Building
   Corporation (Lake County, Indiana), First
   Mortgage Refunding Bonds, Series 1996,
   6.25%, 1-5-2016 .......................   $ 7,655   $  8,631,013
 Indiana Health Facility Financing Authority,
   Hospital Revenue Bonds, Series 1999A
   (Deaconess Hospital Obligated Group),
   5.75%, 3-1-2019 .......................     2,000      2,045,000
   Total .................................               49,897,263

KANSAS - 1.39%
 Sedgwick County, Kansas and Shawnee County,
   Kansas, Single Family Mortgage Revenue Bonds
   (Mortgage-Backed Securities Program):
   1998 Series A-1 (AMT),
   5.5%, 12-1-2022 .......................     8,000      8,610,000
   1997 Series A-1 (AMT),
   6.95%, 6-1-2029 .......................     4,320      4,757,400
   Total .................................               13,367,400

LOUISIANA _ 2.45%
 Louisiana Public Facilities Authority:
   Hospital Revenue and Refunding Bonds:
   St. Francis Medical Center Project,
   Residual Interest Bonds (RIBS), Series 1994C,
   7.355%, 7-22-2024 (A) .................     7,150      8,374,437
   Pendleton Memorial Methodist Hospital
   Project, Series 1998,
   5.25%, 6-1-2017 .......................     2,000      1,932,500
   Hospital Revenue Bonds,
   Franciscan Missionaries of Our Lady Health
   System Project, Series 1998C,
   5.0%, 7-1-2019 ........................     2,250      2,193,750
 Parish of Jefferson Home Mortgage Authority,
   Tax-Exempt Agency Mortgage-Backed
   Securities, Series 1994A,
   7.55%, 12-1-2026 ......................     5,495      6,655,819
 Parish of East Baton Rouge, State of
   Louisiana, Refunding Revenue Bonds
   (Georgia-Pacific Corporation Project),
   Series 1998,
   5.35%, 9-1-2011 .......................     3,000      3,015,000

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1999
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
LOUISIANA (Continued)
 Parish of Webster, Louisiana, Pollution
   Control Revenue Refunding Bonds,
   1998 Series B (non-AMT),
   5.2%, 3-1-2013 ........................   $ 1,435   $  1,445,763
   Total .................................               23,617,269

MASSACHUSETTS _ 1.21%
 Massachusetts Housing Finance Agency,
   Single Family Housing Revenue Bonds,
   Series 57 (AMT),
   5.6%, 6-1-2030 ........................     4,945      5,050,081
 Massachusetts Municipal Wholesale Electric
   Company, Power Supply System Revenue Bonds,
   1993 Series A, Inverse Floating Rate Security (INFLOS),
   7.12%, 7-1-2018 (A)           ....2,500 2,668,750
 Massachusetts State College Building
   Authority, Project and Refunding
   Revenue Bonds, Senior Series 1994-A,
   7.5%, 5-1-2014 ........................     1,750      2,220,312
 Boston Water and Sewer Commission,
   General Revenue Bonds, 1992 Series A
   (Senior Series),
   5.75%, 11-1-2013 ......................     1,575      1,716,750
   Total .................................               11,655,893

MICHIGAN - 3.34%
 Michigan Strategic Fund, Limited Obligation
   Refunding Revenue Bonds:
   The Detroit Edison Company Pollution Control
   Bonds Project, Collateralized Series 1991 AA,
   6.95%, 5-1-2011 .......................     8,000      9,750,000
   WMX Technologies, Inc. Project, Series 1993,
   6.0%, 12-1-2013 .......................     3,600      3,771,000
 City of Detroit, Michigan, Sewage Disposal
   System Revenue and Revenue Refunding Bonds,
   Series 1993-A, Inverse Floating Rate Security
   (INFLOS),
   7.922%, 7-1-2023 (A) ..................    11,200     13,017,750
 Michigan State Hospital Finance Authority:
   Hospital Revenue and Refunding Bonds
   (Bay Medical Center), Series 1997A,
   5.375%, 7-1-2011 ......................     2,190      2,304,975
   Hospital Revenue Bonds (The Detroit Medical
   Center Obligated Group), Series 1998A,
   5.125%, 8-15-2018 .....................     2,000      1,822,500

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MICHIGAN (Continued)
 Charter County of Wayne, Michigan, Detroit
   Metropolitan Wayne County Airport, Airport
   Revenue Bonds, Subordinate Lien, Series 1993B,
   5.25%, 12-1-2013 ......................   $ 1,500   $  1,539,375
   Total .................................               32,205,600

MINNESOTA - 0.75%
 City of Rochester, Minnesota, Health
   Care Facilities Revenue Bonds (Mayo
   Foundation/Mayo Medical Center),
   Series 1992D, Floating Inverse
   Rate Securities (FIRS),
   8.36%, 11-15-2009 (A) .................     4,500      5,242,500
 HealthSystem Minnesota, The Healthcare
   Network, City of St. Louis Park,
   Minnesota, Health Care Facilities Revenue
   Bonds (HealthSystem Minnesota Obligated
   Group), Series 1993,
   Relinked Inverse Floater,
   5.1%, 7-1-2013 ........................     2,000      2,032,500
   Total .................................                7,275,000

MISSISSIPPI _ 2.34%
 Lowndes County, Mississippi, Solid Waste
   Disposal and Pollution Control
   Refunding Revenue Bonds (Weyerhaeuser
   Company Project), Series 1992B, Indexed
   Inverse Floating/Fixed Term Bonds,
   8.95%, 4-1-2022 (A) ...................    11,000     13,131,250
 Mississippi Higher Education Assistance
   Corporation, Student Loan Revenue Bonds,
   Subordinate Series 1996-C:
   6.75%, 9-1-2014 .......................     5,500      5,726,875
   6.7%, 9-1-2012 ........................     1,470      1,530,638
 Mississippi Home Corporation, Single Family
   Mortgage Revenue Bonds, Series 1999A,
   5.25%, 6-1-2031 .......................     2,000      2,185,000
   Total .................................               22,573,763

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSOURI _ 3.07%
 Missouri Housing Development Commission,
   Single Family Mortgage Revenue Bonds
   (Homeownership Loan Program):
   1995 Series C,
   7.25%, 9-1-2026 .......................   $ 2,805   $  3,120,562
   1997 Series C-1 (Non-AMT),
   6.55%, 9-1-2028 .......................     1,960      2,151,100
   1996 Series C,
   7.45%, 9-1-2027 .......................     1,465      1,660,944
   1998 Series D-2 (AMT),
   6.3%, 3-1-2029 ........................     1,150      1,265,000
   1998 Series B-2 (AMT),
   6.4%, 3-1-2029 ........................       975      1,059,094
   1997 Series A-2,
   7.3%, 3-1-2028 ........................       925      1,044,094
 Health and Educational Facilities Authority
   of the State of Missouri, Health Facilities
   Revenue Bonds:
   BJC Health System, Series 1994A,
   6.75%, 5-15-2012 ......................     4,000      4,825,000
   Freeman Health System Project, Series 1998,
   5.25%, 2-15-2018 ......................     2,460      2,429,250
   Lake of the Ozarks General Hospital, Inc.,
   Series 1998,
   5.1%, 2-15-2018 .......................     2,220      2,178,375
 Health Facilities Revenue Bonds
   (Barnes-Jewish, Inc./Christian Health
   Services), Series 1993A:
   6.0%, 5-15-2011 .......................     3,000      3,375,000
   5.25%, 5-15-2014 ......................     2,900      3,005,125
 Poplar Bluff, Missouri, Public Building Corporation,
   Leasehold Refunding and Improvement Revenue Bonds
   (Poplar Bluff, Missouri), Series 1998,
   5.1%, 9-1-2018 ........................     2,000      1,985,000
 Missouri Higher Education Loan Authority
   (A Public Instrumentality and Body
   Corporate and Politic of the State of
   Missouri), Student Loan Revenue Bonds,
   Subordinate Series 1994A,
   5.45%, 2-15-2009 ......................     1,500      1,505,625
   Total .................................               29,604,169

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MONTANA - 0.21%
 Montana Higher Education Student Assistance
   Corporation, Student Loan Revenue Bonds,
   Subordinate Series 1998-B,
   5.5%, 12-1-2031 .......................   $ 2,000   $  2,007,500

NEBRASKA _ 1.88%
 Nebraska Higher Education Loan Program, Inc.,
   1993-2 Series A-6 Junior Subordinate Bonds,
   6.4%, 6-1-2013 ........................    14,500     15,496,875
 Hospital Authority No. 1 of Scotts Bluff
   County, Nebraska, Revenue Bonds (Regional
   West Medical Center Project), Series 1998,
   5.125%, 11-15-2019 ....................     2,750      2,657,188
   Total .................................               18,154,063

NEVADA _ 0.53%
 Nevada Housing Division, Single Family
   Mortgage Bonds:
   1998 Series A-1 Mezzanine Bonds,
   5.35%, 4-1-2016 .......................     2,050      2,062,812
   1996 Series C Subordinate Bonds,
   6.35%, 4-1-2009 .......................       940        992,875
 Clark County, Nevada, Industrial Development
   Revenue Bonds (Nevada Power Company Project)
   Series 1997A,
   5.9%, 11-1-2032 .......................     2,000      2,032,500
   Total .................................                5,088,187

NEW HAMPSHIRE - 1.06%
 State of New Hampshire, Turnpike System Revenue
   Bonds, 1994 Series C, Residual Interest
   Bonds (RIBS),
   6.827%, 2-1-2024 (A) ..................    10,000     10,212,500

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW MEXICO _ 1.63%
 New Mexico Educational Assistance Foundation:
   Student Loan Program Bonds:
   Second Subordinate 1996 Series A-3,
   6.75%, 11-1-2008 ......................   $ 2,175   $  2,340,844
   First Subordinate 1996 Series A-2,
   6.2%, 11-1-2008 .......................     2,210      2,290,112
   Second Subordinate 1995 Series A-3,
   6.6%, 11-1-2010 .......................     1,235      1,265,875
   Student Loan Purchase Bonds,
   Senior 1995 Series IV-A1 (AMT),
   7.05%, 3-1-2010 .......................     4,645      4,975,956
 New Mexico Hospital Equipment Loan Council,
   Hospital Revenue Bonds (Memorial Medical
   Center, Inc. Project), Series 1998,
   5.5%, 6-1-2028 ........................     5,000      4,887,500
   Total .................................               15,760,287

NEW YORK _ 3.52%
 Mental Health Services Facilities Improvement
   Revenue Bonds, 1993 Series F Refunding,
   5.375%, 2-15-2014 .....................    12,000     12,465,000
 The City of New York, General Obligation Bonds:
   Fiscal 1997 Series H,
   6.125%, 8-1-2025 ......................     5,730      6,274,350
   Fiscal 1994 Series C, Inverse Floaters,
   22.46%, 9-30-2003 (C) .................     3,250      4,883,125
 Dormitory Authority of the State of New York:
   State University Educational Facilities,
   Revenue Bonds, Series 1990B,
   7.5%, 5-15-2011 .......................     2,000      2,467,500
   Department of Health of the State of
   New York, Revenue Bonds, Series 1996,
   5.5%, 7-1-2010 ........................     2,000      2,127,500
   Nyack Hospital, Revenue Bonds, Series 1996,
   6.25%, 7-1-2013 .......................     1,000      1,080,000
 New York State Urban Development Corporation,
   Correctional Capital Facilities Revenue Bonds,
   1993A Refunding Series,
   5.25%, 1-1-2014 .......................     3,000      3,206,250
 New York City Industrial Development Agency,
   Special Facility Revenue Bonds, Series 1998
   (1998 British Airways Plc Project),
   5.25%, 12-1-2032 ......................     1,500      1,479,375
   Total .................................               33,983,100

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NORTH CAROLINA - 1.47%
 North Carolina Medical Care Commission,
   Hospital Revenue Bonds:
   Gaston Health Care, Series 1998,
   5.0%, 2-15-2019 .......................   $ 2,500   $  2,421,875
   Halifax Regional Medical Center, Series 1998,
   5.0%, 8-15-2018 .......................     2,170      2,061,500
   Rex Healthcare, Series 1998,
   5.0%, 6-1-2017 ........................     2,000      1,985,000
 The Columbus County Industrial Facilities
   and Pollution Control Financing Authority
   (North Carolina), Environmental Improvement
   Revenue Bonds, 1996 Series A,
   5.85%, 12-1-2020 ......................     5,000      5,168,750
 The Martin County Industrial Facilities and
   Pollution Control Financing Authority (North
   Carolina), Solid Waste Disposal Revenue Bonds
   (Weyerhaeuser Company Project), Series 1993,
   5.65%, 12-1-2023 ......................     2,500      2,515,625
   Total .................................               14,152,750

NORTH DAKOTA _ 0.73%
 City of Fargo, North Dakota, Health System
   Revenue Bonds (Meritcare Obligated Group),
   Series 1996A,
   5.55%, 6-1-2016 .......................     5,350      5,637,562
 State of North Dakota, North Dakota Housing
   Finance Agency, Housing Finance Program Bonds,
   Home Mortgage Finance Program, 1998 Series A,
   5.25%, 7-1-2018 .......................     1,390      1,400,425
   Total .................................                7,037,987

OHIO _ 1.12%
 State of Ohio Air Quality Development Revenue
   Bonds (Columbus Southern Power Company
   Project), Series 1985 B,
   6.25%, 12-1-2020 ......................     4,500      4,753,125
 County of Erie, Ohio, Franciscan Services
   Corporation, Revenue Refunding Bonds,
   Series 1993 A (Providence Hospital, Inc.),
   6.0%, 1-1-2013 ........................     4,000      4,190,000
 City of Moraine, Ohio, Solid Waste
   Disposal Revenue Bonds (General Motors
   Corporation Project), Series 1994,
   6.75%, 7-1-2014 .......................     1,550      1,832,875
   Total .................................               10,776,000

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OKLAHOMA _ 0.70%
 Oklahoma Housing Finance Agency, Single
   Family Mortgage Revenue Bonds
   (Homeownership Loan Program):
   1995 Series B, Subseries B-2 (AMT),
   7.625%, 9-1-2026 ......................   $ 5,050  $   5,630,750
   1996 Series A,
   7.05%, 9-1-2026 .......................     1,000      1,108,750
   Total .................................                6,739,500

OREGON _ 0.62%
 State of Oregon, Housing and Community
   Services Department, Mortgage Revenue
   Bonds, Single-Family Mortgage Program:
   1996 Series D,
   6.375%, 7-1-2027 ......................     3,150      3,339,000
   1992 Series B,
   6.875%, 7-1-2028 ......................     2,500      2,643,750
   Total .................................                5,982,750

PENNSYLVANIA _ 3.42%
 City of Philadelphia, Pennsylvania, Water
   and Wastewater Revenue Bonds, Series 1993,
   Inverse Rate Securities,
   7.63%, 6-15-2012 (A) ..................    11,750     13,277,500
 Delaware Valley Regional Finance Authority
   (Bucks, Chester, Delaware and Montgomery Counties, Pennsylvania), Local Government Revenue Bonds,
   1997 Series B,
   5.6%, 7-1-2017 ........................     5,000      5,437,500
 Allegheny County Hospital Development Authority
   (Pennsylvania), UPMC Health System Revenue
   Refunding Bonds, Series 1999B,
   5.0%, 12-15-2017 ......................     5,000      4,910,450
 County of Allegheny, Pennsylvania, Airport
   Revenue Refunding Bonds,
   Series 1997A-1 (AMT),
   5.75%, 1-1-2012 .......................     4,000      4,380,000
 City of Philadelphia, Pennsylvania, General
   Obligation Bonds, Series 1998:
   4.75%, 3-15-2017 ......................     1,615      1,566,550
   4.75%, 3-15-2018 ......................     1,000        967,500
 Pennsylvania Intergovernmental Cooperation
   Authority, Special Tax Revenue Refunding
   Bonds (City of Philadelphia Funding Program),
   Series of 1999,
   5.0%, 6-15-2021 .......................     2,500      2,456,250
   Total .................................               32,995,750
                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
PUERTO RICO - 1.30%
 Puerto Rico Public Buildings Authority,
   Public Education and Health Facilities,
   Refunding Bonds, Series M,
   5.7%, 7-1-2016 ........................   $12,000  $  12,570,000

SOUTH CAROLINA _ 1.80%
 South Carolina Jobs - Economic Development
   Authority, Hospital Revenue Refunding and
   Improvement Bonds (South Carolina Baptist
   Hospital), Series 1993D, Intermediate Longs,
   Inverse Floating Securities,
   7.57%, 8-1-2021 (A) ...................    14,550     15,332,063
 Orangeburg County, South Carolina, Solid
   Waste Disposal Facilities Revenue Bonds
   (South Carolina Electric & Gas Company
   Project), Series 1994,
   5.7%, 11-1-2024 .......................     2,000      2,067,500
   Total .................................               17,399,563

TENNESSEE _ 0.94%
 The Health and Educational Facilities Board
   of the Metropolitan Government of Nashville
   and Davidson County, Tennessee:
   Health Facility Revenue Refunding Bonds (Open
   Arms Developmental Centers Project), Series 1998,
   5.1%, 8-1-2016 ........................     2,745      2,710,687
   Multi-Modal Interchangeable Rate, Health Facility
   Revenue Bonds (Richland Place, Inc. Project),
   Series 1993,
   5.5%, 5-1-2023 ........................     1,990      2,054,675
 Volunteer State Student Funding Corporation,
   Educational Loan Revenue Bonds,
   Junior Subordinate Series 1993C Bonds,
   5.85%, 12-1-2008 ......................     2,700      2,733,750
 Memphis-Shelby County Airport Authority,
   Special Facilities Revenue Bonds,
   Refunding Series 1997 (Federal Express
   Corporation),
   5.35%, 9-1-2012 .......................     1,500      1,561,875
   Total .................................                9,060,987

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TEXAS _ 5.25%
 AllianceAirport Authority, Inc.,
   Special Facilities Revenue Bonds,
   Series 1991 (American Airlines, Inc.
   Project),
   7.0%, 12-1-2011 .......................   $14,300  $  16,731,000
 Texas Department of Housing and Community
   Affairs, Single Family Mortgage Revenue
   Bonds:
   1997 Series A (AMT) TEAMS Structure,
   5.8%, 9-1-2029 ........................     5,000      5,143,750
   1997 Series D (AMT) TEAMS Structure:
   5.65%, 3-1-2029 .......................     2,500      2,553,125
   5.7%, 9-1-2029 ........................     1,500      1,543,125
 Amarillo Health Facilities Corporation,
   Hospital Revenue Bonds (Baptist St. Anthony's
   Hospital Corporation Project), Series 1998,
   5.5%, 1-1-2015 ........................     6,320      6,746,600
 City of Austin, Texas, Subordinate Lien
   Revenue Refunding Bonds, Series 1998,
   5.25%, 5-15-2019 ......................     5,000      5,175,000
 Gulf Coast Waste Disposal Authority,
   Multi-Modal Interchangeable Rate Revenue
   Bonds (Champion International Corporation
   Project), Series 1992A,
   6.875%, 12-1-2028 .....................     3,220      3,489,675
 Lufkin Health Facilities Development
   Corporation, Health System Revenue and
   Refunding Bonds (Memorial Health System
   of East Texas), Series 1995,
   6.875%, 2-15-2026 .....................     2,995      3,305,731
 City of Houston, Texas, Airport System,
   Special Facilities Revenue Bonds
   (Continental Airlines, Inc. Terminal
   Improvement Projects), Series 1997B,
   6.125%, 7-15-2017 .....................     2,850      2,946,187
 Midland County Hospital District, Hospital
   Revenue Refunding Bonds, Series 1997,
   5.375%, 6-1-2016 ......................     2,000      2,047,500
 Collin County Housing Finance Corporation,
   Student Housing Revenue Bonds (Collin
   County Community College District Foundation,
   Inc. Project),  Series 1998A,
   5.25%, 6-1-2031 .......................     1,000        965,000
   Total .................................               50,646,693

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
UTAH - 5.83%
 Tooele County, Utah, Hazardous Waste Treatment
   Revenue Bonds (Union Pacific Corporation/
   USPCI, Inc. Project), Series A,
   5.7%, 11-1-2026 .......................   $37,200  $  36,781,500
 Intermountain Power Agency, Power Supply
   Revenue Refunding Bonds, 1993 Series A,
   Inverse Floating Rate Securities (INFLOS),
   7.671%, 7-1-2021 (A) ..................    18,200     19,428,500
   Total .................................               56,210,000

WASHINGTON _ 7.07%
 Washington Public Power Supply System:
   Nuclear Project No. 3, Refunding Revenue Bonds:
   Series 1989B,
   7.125%, 7-1-2016 ......................    20,750     25,496,563
   Series 1993C,  Inverse Floating Rate Security,
   7.24%, 7-1-2012 (A) ...................     7,000      7,350,000
   Nuclear Project No. 1, Refunding Revenue Bonds:
   Series 1989B,
   7.125%, 7-1-2016 ......................     8,200     10,075,750
   Series 1993A, Inverse Floating Rate Securities,
   7.72%, 7-1-2011 (A) ...................     7,500      9,000,000
   Nuclear Project No. 2, Refunding Revenue
   Bonds, Series 1994A, Linked Inverse
   Floating Rate Securities,
   5.4%, 7-1-2012 ........................     5,000      5,293,750
 State of Washington, Various Purpose General
   Obligation Bonds, Series 1990A,
   6.75%, 2-1-2015 .......................     4,995      5,994,000
 Public Utility District No. 1 of Douglas
   County, Washington, Wells Hydroelectric
   Revenue Bonds, Series of 1965,
   3.7%, 9-1-2018 ........................     4,200      3,927,000
 Housing Authority of the City of Seattle,
   Low-Income Housing Assistance Revenue Bonds,
   1995 (GNMA Collateralized Mortgage
   Loan - Kin On Project),
   7.4%, 11-20-2036 ......................       875      1,012,813
   Total .................................               68,149,876

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WEST VIRGINIA _ 0.40%
 Braxton County, West Virginia, Solid Waste
   Disposal Revenue Bonds (Weyerhaeuser Company
   Project), Series 1995A,
   6.5%, 4-1-2025 ........................   $ 3,500   $  3,828,125

WISCONSIN - 0.94%
 Wisconsin Public Power Incorporated SYSTEM (The),
   Power Supply System Revenue Bonds,
   Series 1993B-2, Yield Curve Notes (YCNs),
   7.4%, 7-1-2014 (A) ....................     5,500      5,960,625
 Wisconsin Housing and Economic Development
   Authority, Home Ownership Revenue Bonds,
   1997 Series H,
   5.75%, 9-1-2028 .......................     3,000      3,086,250
   Total .................................                9,046,875

TOTAL MUNICIPAL BONDS _ 95.32%                         $919,455,436
 (Cost: $860,460,826)

TOTAL SHORT-TERM SECURITIES _ 4.18%                    $ 40,268,873
 (Cost: $40,268,873)

TOTAL INVESTMENT SECURITIES _ 99.50%                   $959,724,309
 (Cost: $900,729,699)

CASH AND OTHER ASSETS, NET OF LIABILITIES _ 0.50%         4,865,700

NET ASSETS - 100.00%                                   $964,590,009


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1999

Notes to Schedule of Investments
(A) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1999.

(B) The interest rate is subject to change periodically and based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1999.

(C) The interest rate is subject to change periodically and inversely based upon prevailing market rates with a leverage factor of three. The interest rate shown is the rate in effect at March 31, 1999.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED MUNICIPAL BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999
(In Thousands, Except for Per Share and Share Amounts)

Assets
 Investment securities--at value
   (Notes 1 and 3) ...............................       $959,724
 Cash  ...........................................             48
 Receivables:
   Interest ......................................         13,377
   Investment securities sold ....................          7,232
   Fund shares sold ..............................            398
 Prepaid insurance premium  ......................             25
        ..........................................       --------
    Total assets  ................................        980,804
                                                         --------
Liabilities
 Payable for investment securities purchased  ....         12,933
 Payable to Fund shareholders  ...................          2,983
 Accrued service fee (Note 2)  ...................            151
 Accrued transfer agency and dividend
   disbursing (Note 2) ...........................             82
 Accrued management fee (Note 2)  ................             11
 Accrued distribution fee (Note 2)  ..............             10
 Accrued accounting services fee (Note 2)  .......              7
 Other  ..........................................             37
                                                         --------
    Total liabilities  ...........................         16,214
                                                         --------
      Total net assets ...........................       $964,590
                                                         ========
Net Assets
 $1.00 par value capital stock
   Capital stock .................................       $130,780
   Additional paid-in capital ....................        772,851
 Accumulated undistributed income:
   Accumulated undistributed net investment
    income  ......................................            811
   Accumulated undistributed net realized gain on
    investment transactions  .....................          1,153
   Net unrealized appreciation in value of
    investments  .................................         58,995
                                                         --------
    Net assets applicable to outstanding units
      of capital .................................       $964,590
                                                         ========
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ........................................          $7.38
 Class Y  ........................................          $7.38
Capital shares outstanding
 Class A  ........................................    130,780,125
 Class Y  ........................................            274
Capital shares authorized ........................    600,000,000

                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended MARCH 31, 1999
(In Thousands)

Investment Income
 Interest and amortization (Note 1B)  ..............      $27,556
                                                          -------
 Expenses (Note 2):
   Investment management fee .......................        2,045
   Service fee - Class A............................          964
   Transfer agency and dividend disbursing - Class A          352
   Distribution fee - Class A.......................           66
   Accounting services fee .........................           42
   Custodian fees ..................................           19
   Audit fees ......................................           12
   Legal fees ......................................            8
   Other ...........................................           92
                                                          -------
    Total expenses  ................................        3,600
                                                          -------
      Net investment income ........................       23,956
                                                          -------
Realized and Unrealized Gain (Loss) on
 Investments (Notes 1 and 3)
 Realized net gain on securities  ..................        6,085
 Realized net gain on put options purchased  .......          473
 Realized net loss on futures contracts closed  ....         (954)
                                                          -------
   Net realized gain on investments ................        5,604
 Net unrealized depreciation in value of
   investments during the period ...................      (23,060)
                                                          -------
    Net loss on investments  .......................      (17,456)
                                                          -------
      Net increase in net assets resulting
       from operations  ............................      $ 6,500
                                                          =======


                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
(Dollars In Thousands)
                                           For the         For the
                                          six months     fiscal year
                                             ended           ended
                                          March 31,      September 30,
                                             1999             1998
                                        ------------    --------------
Increase (Decrease) in Net Assets
 Operations:
   Net investment income..............      $ 23,956          $ 48,804
   Realized net gain on
    investments  .....................         5,604            16,941
   Unrealized appreciation
    (depreciation) ...................       (23,060)           16,492
                                            --------          --------
    Net increase in net assets
      resulting from operations ......         6,500            82,237
                                            --------          --------
 Distributions to shareholders from (Note 1D):*
   Net investment income:
    Class A  .........................       (24,572)          (48,648)
    Class Y**  .......................           ---               ---
   Realized gains on securities transactions:
    Class A  .........................       (14,344)          (12,104)
    Class Y  .........................           ---               ---
                                            --------          --------
                                             (38,916)          (60,752)
                                            --------          --------
 Capital share transactions:
   Proceeds from sale of shares:
    Class A (12,966,204 and 41,023,912
      shares, respectively) ..........        96,903           307,508
    Class Y (270 and 0 shares,
      respectfully) ..................             2               ---
   Proceeds from reinvestment of
    dividends and/or capital gains
    distribution:
    Class A (4,385,218 and 6,763,886
      shares, respectively) ..........        32,641            50,042
    Class Y (4 and 0 shares,
      respectively)** ................           ---               ---
   Payments for shares redeemed:
    Class A (17,259,889 and 50,159,643
      shares, respectively) ..........      (129,429)         (376,023)
    Class Y (0 and 0 shares, respectively)       ---               ---
                                           ---------          --------
    Net increase (decrease) in net
      assets resulting from capital
      share transactions .............           117           (18,473)
                                           ---------          --------
      Total increase (decrease) ......       (32,299)            3,012
Net Assets
 Beginning of period  ................       996,889           993,877
                                           ---------          --------
 End of period, including undistributed
   net investment income of $811 and
   $1,427, respectively ..............      $964,590          $996,889
                                            ========          ========

   *See "Financial Highlights" on pages 27 - 28.
  **Amounts for the fiscal period ended March 31, 1999 not shown due to rounding.


                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:
                    For the
                      six         For the fiscal year ended
                     months              September 30,
                     ended   ------------------------------------
                    3/31/99    1998   1997    1996   1995    1994
                    -------  ------ ------  ------ ------  ------
Net asset value,
 beginning of period  $7.63   $7.47  $7.32   $7.25  $6.91   $7.83
                      -----   -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income ..........   0.18    0.37   0.38    0.39   0.39    0.38
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.13)   0.25   0.30    0.12   0.38   (0.67)
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......   0.05    0.62   0.68    0.51   0.77   (0.29)
                      -----   -----  -----   -----  -----   -----
Less distributions:
 From net investment
   income ..........  (0.19)  (0.37) (0.37)  (0.39) (0.39)  (0.38)
 From capital gains   (0.11)  (0.09) (0.16)  (0.05) (0.00)  (0.25)
 In excess of capital
   gains ...........  (0.00)  (0.00) (0.00)  (0.00) (0.04)  (0.00)
                      -----   -----  -----   -----  -----   -----
Total distributions   (0.30)  (0.46) (0.53)  (0.44) (0.43)  (0.63)
                      -----   -----  -----   -----  -----   -----
Net asset value,
 end of period  ....  $7.38   $7.63  $7.47   $7.32  $7.25   $6.91
                      =====   =====  =====   =====  =====   =====
Total return* ......   0.68%   8.67%  9.77%   7.16% 11.51%  -3.91%
Net assets, end of
 period (in
 millions)  ........   $965    $997   $994    $997   $975    $951
Ratio of expenses to
 average net assets    0.74%** 0.72%  0.67%   0.68%  0.65%   0.64%
Ratio of net investment
 income to average
 net assets  .......   4.94%** 4.95%  5.14%   5.23%  5.51%   5.17%
Portfolio
 turnover rate  ....  17.98%  50.65% 47.24%  74.97% 70.67%  62.61%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.

                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout the Period:

                    For the
                     period
                       from
                  12/30/98*
                    through
                    3/31/99
                    -------
Net asset value,
 beginning of period  $7.41
                      -----
Income from investment
 operations:
 Net investment
   income ..........   0.09
 Net realized and
   unrealized loss
   on investments ..  (0.03)
                      -----
Total from investment
 operations  .......   0.06
                      -----
Less dividends from
 net investment
 income  ...........  (0.09)
                      -----
Net asset value,
 end of period  ....  $7.38
                      =====
Total return .......   0.85%
Net assets, end of
 period (in
 thousands)  .......     $2
Ratio of expenses
 to average net
 assets  ...........   0.60%**
Ratio of net
 investment income
 to average net
 assets  ...........   5.18%**
Portfolio
 turnover rate  ....  17.98%***

  *Commencement of operations.
  **Annualized.
 ***For the six months ended March 31, 1999

UNITED MUNICIPAL BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999

NOTE 1 -- Significant Accounting Policies

     United Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide income not subject to Federal income taxation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

E.   Futures -- See Note 5 -- Futures.

F.   Options -- See Note 6 -- Options.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .03% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $21.5 billion of combined net assets at March 31, 1999) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and
 .36% of that amount over $12 billion.  The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 10,000
           From $   25 to $   50          $ 20,000
           From $   50 to $  100          $ 30,000
           From $  100 to $  200          $ 40,000
           From $  200 to $  350          $ 50,000
           From $  350 to $  550          $ 60,000
           From $  550 to $  750          $ 70,000
           From $  750 to $1,000          $ 85,000
                $1,000 and Over           $100,000

     The Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $570,713, out of which W&R paid sales commissions of $329,283 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $19,375, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $172,761,913 while proceeds from maturities and sales aggregated $168,429,367. Purchases of options aggregated $9,264,075 while proceeds from options aggregated $9,737,508 Purchases of short-term securities aggregated $612,602,837 while proceeds from maturities and sales aggregated $604,858,799. No long-term U.S. Government securities were bought or sold during the period ended March 31, 1999.

     For Federal income tax purposes, cost of investments owned at March 31, 1999 was $905,169,182, resulting in net unrealized appreciation of $54,555,127, of which $56,672,237 related to appreciated securities and $2,117,110 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $15,978,789 during its fiscal year ended September 30, 1998, which has been distributed to the Fund's shareholders.

NOTE 5 -- Futures

     The Fund may engage in buying and selling interest rate futures contracts, but only Debt Futures and Municipal Bond Index Futures. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or U.S. Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Fund uses futures to attempt to reduce the overall risk of its investments.

NOTE 6 -- Options

     Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put. The Fund uses options to attempt to reduce the overall risk of its investments.

NOTE 7 -- Multiclass Operations

     On January 21, 1996, the Fund was authorized to offer two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Distribution and Service Plan and have a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity. The Fund commenced multiclass operations on December 30, 1998.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United Municipal Bond Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United Municipal Bond Fund, Inc. (the _Fund_) as of March 31, 1999, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period ended March 31, 1999 and the fiscal year ended September 30, 1998, and the financial highlights for the six-month period then ended and for each of the five fiscal years in the period ended September 30, 1998. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of United Municipal Bond Fund, Inc. as of March 31, 1999, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 1998, and the financial highlights for the six-month period ended March 31, 1999 and for each of the five fiscal years in the period ended September 30, 1998 in conformity with generally accepted accounting principles.





Deloitte & Touche LLP
Kansas City, Missouri
May 7, 1999

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, Menlo Park, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin


OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Helge K. Lee, Vice President and Secretary

For shareholders who have chosen the Income-Earned option or the Cash option for their distribution method: if the dividend distribution (for Income-Earned) or the total distribution (for Cash) is less than ten dollars, the distribution will be automatically paid in additional shares of the same class of the Fund.

Lower sales charges are available by combining the net asset value ("NAV") of existing Class A shares of the Fund with additional purchases of Class A shares of any fund in the United Group, except that only the Class A shares of United Cash Management, Inc. that were acquired by exchange of another United Group fund's Class A shares on which a sales charge was paid, plus the shares paid as dividends on those acquired shares, may be combined.

The United Group of Mutual Funds

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.



















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

NUR1008SA(3-99)

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